OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSET
OTHER NON-CURRENT ASSET

7     OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

		December 31,
		2018	2019
		RMB	RMB
Other non-current assets:
Rent and property management deposits		48,434	55,607
Housing loans made to employees	(a)	29,893	25,849
Prepayment for equipment and leasehold improvement		13,089	14,506
Pledge loans to employees	(b)	11,346	10,276
Other loans to employees		7,197	7,421
Others		12,041	7,858
Total other non-current assets		122,000	121,517

(a)Starting from 2016, the Company began to provide five-year loans with the annual interest rate of 3.325% to the employees, for their purchase of houses.

(b)Starting from 2016, the Company began to provide five-year loans with the annual interest rate of 5.0% to the employees pledged by their share options. The interest was paid monthly and the principal was repaid upon maturity.